Prepayments and Other Current Assets (Details) In Thousands, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Advances to employees		11,183	9,497
Rental and advertising deposits		12,351	11,767
Prepaid rental and advertising expenses		9,463	4,881
Prepaid taxes		39,904	25,467
Prepaid professional service fees		162	5,729
Interest receivable		0	7,123
Others		5,801	4,012
Total	$ 12,713	78,864	68,476